Condensed Consolidating Financial Information (Condensed Consolidating Statements of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided (used) by operating activities	$ (7.5)	$ 61.8	$ 54.9
Investing activities
Additions to property, plant and equipment	(30.3)	(13.5)	(12.6)
Assets acquired	0	(1.4)	(1.1)
Proceeds (payments) from the sale of discontinued operations	1.5	53.5	(3.7)
Proceeds from the disposition of assets	3.1	1.4	2.5
Cost of acquisition, net of cash acquired	(397.5)	0	0
Net cash (used) provided by investing activities	(423.2)	40.0	(14.9)
Financing activities
Intercompany financing	0	0	0
Net dividends	0	0	0
Proceeds from long-term debt	1,270.0	0.1	1.5
Repayments of long-term debt	(872.0)	(63.0)	(0.2)
Borrowings (repayments) of short-term debt, net	1.2	0	(0.5)
Cost of debt issuance	(38.5)	0	(0.8)
Net payments for exercise of stock options	(0.6)	(0.2)	(0.1)
Net cash provided (used) by financing activities	360.1	(63.1)	(0.1)
Effect of foreign exchange rate changes on cash	(0.6)	(0.7)	(0.3)
Net (decrease) increase in cash and cash equivalents	(71.2)	38.0	39.6
Cash and cash equivalents:
Beginning of period	121.2	83.2	43.6
End of period	50.0	121.2	83.2
Parent
Condensed Financial Statements, Captions [Line Items]
Net cash provided (used) by operating activities	(156.0)	(95.5)	(87.6)
Investing activities
Additions to property, plant and equipment	0	0	0
Assets acquired	0	0	0
Proceeds (payments) from the sale of discontinued operations	0	0	0
Proceeds from the disposition of assets	0	0	0
Cost of acquisition, net of cash acquired	(429.5)
Net cash (used) provided by investing activities	(429.5)	0	0
Financing activities
Intercompany financing	775.6	111.9	110.9
Net dividends	53.3	69.2	1.4
Proceeds from long-term debt	545.0	0	1.5
Repayments of long-term debt	(816.2)	(62.9)	0
Borrowings (repayments) of short-term debt, net	0		0
Cost of debt issuance	(21.5)		(0.8)
Net payments for exercise of stock options	(0.6)	(0.2)	(0.1)
Net cash provided (used) by financing activities	535.6	118.0	112.9
Effect of foreign exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	(49.9)	22.5	25.3
Cash and cash equivalents:
Beginning of period	62.0	39.5	14.2
End of period	12.1	62.0	39.5
Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash provided (used) by operating activities	137.5	66.6	60.5
Investing activities
Additions to property, plant and equipment	(22.4)	(6.6)	(5.3)
Assets acquired	0	(0.6)	(1.1)
Proceeds (payments) from the sale of discontinued operations	2.1	0.4	(4.1)
Proceeds from the disposition of assets	0	0	1.7
Cost of acquisition, net of cash acquired	0
Net cash (used) provided by investing activities	(20.3)	(6.8)	(8.8)
Financing activities
Intercompany financing	(777.4)	(94.8)	(80.1)
Net dividends	27.3	34.3	29.6
Proceeds from long-term debt	690.0	0	0
Repayments of long-term debt	(42.8)	(0.1)	(0.1)
Borrowings (repayments) of short-term debt, net	0		0
Cost of debt issuance	(16.1)		0
Net payments for exercise of stock options	0	0	0
Net cash provided (used) by financing activities	(119.0)	(60.6)	(50.6)
Effect of foreign exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	(1.8)	(0.8)	1.1
Cash and cash equivalents:
Beginning of period	(1.2)	(0.4)	(1.5)
End of period	(3.0)	(1.2)	(0.4)
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash provided (used) by operating activities	11.0	90.7	82.0
Investing activities
Additions to property, plant and equipment	(7.9)	(6.9)	(7.3)
Assets acquired	0	(0.8)	0
Proceeds (payments) from the sale of discontinued operations	(0.6)	53.1	0.4
Proceeds from the disposition of assets	3.1	1.4	0.8
Cost of acquisition, net of cash acquired	32.0
Net cash (used) provided by investing activities	26.6	46.8	(6.1)
Financing activities
Intercompany financing	1.8	(17.1)	(30.8)
Net dividends	(80.6)	(103.5)	(31.0)
Proceeds from long-term debt	35.0	0.1	0
Repayments of long-term debt	(13.0)	0	(0.1)
Borrowings (repayments) of short-term debt, net	1.2		(0.5)
Cost of debt issuance	(0.9)		0
Net payments for exercise of stock options	0	0	0
Net cash provided (used) by financing activities	(56.5)	(120.5)	(62.4)
Effect of foreign exchange rate changes on cash	(0.6)	(0.7)	(0.3)
Net (decrease) increase in cash and cash equivalents	(19.5)	16.3	13.2
Cash and cash equivalents:
Beginning of period	60.4	44.1	30.9
End of period	$ 40.9	$ 60.4	$ 44.1